JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 23.9%
U.S. Treasury Bonds
3.88%, 8/15/2040	600,000	548,695
4.75%, 2/15/2041	1,679,000	1,701,758
4.38%, 8/15/2043	4,865,000	4,645,885
3.00%, 2/15/2048	1,920,000	1,443,000
3.00%, 8/15/2048	1,678,000	1,257,648
2.38%, 11/15/2049	1,250,000	817,871
3.00%, 8/15/2052	637,000	471,828
4.13%, 8/15/2053	2,099,000	1,925,177
4.75%, 11/15/2053	950,000	967,812
4.25%, 2/15/2054	1,070,000	1,003,627
U.S. Treasury Notes
5.00%, 9/30/2025	305,000	304,654
4.25%, 12/31/2025	1,800,000	1,779,187
4.25%, 3/15/2027	3,040,000	3,004,850
4.50%, 5/15/2027	2,000,000	1,990,625
4.63%, 9/30/2028	7,885,000	7,906,253
2.63%, 2/15/2029	2,800,000	2,576,328
2.38%, 3/31/2029	500,000	453,887
4.13%, 3/31/2029	5,305,000	5,215,064
4.13%, 8/31/2030	6,090,000	5,961,063
4.88%, 10/31/2030	1,300,000	1,325,797
4.38%, 11/30/2030	8,205,000	8,142,501
4.50%, 11/15/2033	3,500,000	3,500,547
4.00%, 2/15/2034	1,849,400	1,778,025
U.S. Treasury STRIPS Bonds
4.95%, 5/15/2040 (a)	1,670,000	773,875
5.59%, 2/15/2041 (a)	2,249,000	999,328
Total U.S. Treasury Obligations (Cost $60,336,041)		60,495,285
Mortgage-Backed Securities — 22.8%
FHLMC Gold Pools, Other Pool # RE0003, 4.00%, 7/1/2049	554,391	512,469
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,375,681	1,173,807
Pool # RA3653, 1.50%, 10/1/2050	731,114	539,925
Pool # QC2061, 2.00%, 5/1/2051	808,778	632,347
Pool # RA5680, 2.00%, 8/1/2051	1,870,986	1,450,530
Pool # SD0809, 3.00%, 1/1/2052	1,394,922	1,182,217
Pool # RA6815, 2.50%, 2/1/2052	1,040,193	849,414
Pool # SD1373, 3.00%, 5/1/2052	568,823	482,020
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 6/25/2054 (b)	5,900,000	5,677,952
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	297,245	266,779
Pool # AL9397, 3.00%, 10/1/2046	384,297	331,733
Pool # BE9590, 3.50%, 5/1/2047	142,439	127,482
Pool # BQ1367, 2.50%, 9/1/2050	1,030,933	843,904
Pool # BQ3137, 2.50%, 10/1/2050	427,761	354,404
Pool # FM4947, 2.00%, 12/1/2050	1,511,978	1,182,314
Pool # CA8021, 2.50%, 12/1/2050	477,653	388,994

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB0458, 2.50%, 5/1/2051	464,287	378,139
Pool # FM7293, 2.50%, 5/1/2051	224,863	184,216
Pool # CB0397, 3.00%, 5/1/2051	267,127	226,984
Pool # FM7346, 3.00%, 5/1/2051	474,138	402,887
Pool # BT2415, 2.50%, 7/1/2051 (b)	1,585,568	1,286,419
Pool # FM7910, 2.50%, 7/1/2051	630,479	521,950
Pool # FM7957, 2.50%, 7/1/2051	780,152	637,640
Pool # CB1406, 3.00%, 8/1/2051	813,286	691,060
Pool # FS5389, 2.50%, 11/1/2051	472,399	385,940
Pool # BU3608, 3.00%, 11/1/2051	142,831	121,144
Pool # BU9885, 2.50%, 1/1/2052	575,492	466,130
Pool # CB2855, 2.50%, 2/1/2052	756,677	622,770
Pool # FS0488, 3.00%, 2/1/2052	1,402,801	1,194,195
Pool # BV4133, 2.50%, 3/1/2052	1,321,126	1,069,575
Pool # CB3384, 4.00%, 4/1/2052	386,584	351,506
Pool # CB3775, 4.00%, 6/1/2052	365,145	332,050
Pool # BY9849, 6.00%, 10/1/2053	573,782	576,335
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	345,847	299,513
Pool # BL6257, 2.13%, 11/1/2028	1,200,051	1,068,435
Pool # BS5507, 3.23%, 11/1/2028	298,447	279,058
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,349,258
Pool # BS5162, 2.73%, 9/1/2029	1,140,093	1,026,476
Pool # BL4429, 2.25%, 10/1/2029	297,933	262,986
Pool # AM6835, 3.58%, 10/1/2029	1,164,545	1,086,864
Pool # BL4333, 2.52%, 11/1/2029	374,715	334,020
Pool # AN8514, 3.27%, 2/1/2030	953,521	879,164
Pool # BS6161, 4.47%, 8/1/2030	491,791	478,668
Pool # BZ0392, 4.82%, 3/1/2031	797,791	794,395
Pool # BM6857, 1.83%, 12/1/2031 (c)	1,495,811	1,214,005
Pool # BS5337, 3.01%, 4/1/2032	310,000	272,654
Pool # BS5581, 3.46%, 6/1/2032	368,536	334,993
Pool # BS5659, 3.66%, 6/1/2032	795,000	726,489
Pool # AN5759, 3.29%, 7/1/2032	1,132,680	1,014,836
Pool # BS5530, 3.30%, 7/1/2032	701,000	624,159
Pool # BS6132, 3.86%, 7/1/2032	415,000	385,703
Pool # BS6276, 3.97%, 8/1/2032	680,000	633,560
Pool # BS5718, 3.46%, 9/1/2032	900,000	808,253
Pool # BS6689, 3.83%, 9/1/2032	390,000	361,235
Pool # BS6417, 3.83%, 10/1/2032	495,650	459,168
Pool # BS6951, 3.90%, 10/1/2032	500,000	463,801
Pool # BS6619, 3.91%, 10/1/2032	592,436	548,440
Pool # BS6731, 3.78%, 11/1/2032	132,731	122,716
Pool # BZ0159, 4.98%, 1/1/2033	490,000	490,540
Pool # BS1636, 2.25%, 4/1/2033	750,000	611,761
Pool # BS1899, 2.17%, 5/1/2033	605,000	489,827
Pool # BS9616, 4.79%, 9/1/2033	300,000	295,119
Pool # BZ0419, 4.25%, 1/1/2034	605,000	573,336
Pool # BZ0430, 4.32%, 2/1/2034	325,000	309,478

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ0401, 4.52%, 3/1/2034	400,000	387,122
Pool # BL2213, 3.34%, 5/1/2034	1,000,000	882,963
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,004,951
Pool # BL3772, 2.92%, 10/1/2034	110,016	93,996
Pool # BL7071, 1.91%, 6/1/2035	383,000	284,310
Pool # AN4430, 3.61%, 1/1/2037	414,823	383,168
Pool # BS5761, 3.87%, 6/1/2037	100,000	88,812
Pool # MA1177, 3.50%, 9/1/2042	51,344	46,563
Pool # CA4632, 4.00%, 11/1/2043	571,522	539,440
Pool # BF0189, 3.00%, 6/1/2057	669,816	560,754
Pool # BF0546, 2.50%, 7/1/2061	407,071	322,905
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 6/25/2054 (b)	7,010,000	5,659,515
GNMA II Pool # CK7234 ARM, 6.56%, 2/20/2072 (c)	421,608	434,787
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	130,986	118,196
Pool # AK8802, 3.75%, 3/20/2046	297,196	271,903
Pool # CO8957, 5.00%, 12/20/2052	798,414	768,967
Pool # CX2674, 6.00%, 10/20/2053	227,604	231,796
GNMA II, Other Pool # AD0019, 3.50%, 2/20/2033	837,186	791,250
Total Mortgage-Backed Securities (Cost $57,215,007)		57,915,539
Asset-Backed Securities — 21.2%
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (d)	189,627	190,770
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	437,589
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	368,000	356,093
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (d)	500,000	484,076
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	544,000	510,919
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	870,273
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	100,000	91,390
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	380,000	344,191
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	620,000	562,607
Series 2019-SFR1, Class D, 3.25%, 1/19/2039 (d)	500,000	468,817
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	469,294
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	550,000	481,356
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	150,000	135,424
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	350,000	336,223
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	358,379
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	1,153,413	1,084,537
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	45,743	43,019
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	240,051	228,435
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	660,000	659,084
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	373,932
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	288,760
Cascade MH Asset Trust Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	630,000	486,421
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	408,729

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (d)	496,880	496,007
Series 2021-4, Class A, 1.26%, 10/15/2030 (d)	213,660	211,449
Series 2021-4, Class C, 1.94%, 2/18/2031 (d)	480,000	460,623
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	600,434
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	239,295	240,467
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	464,333
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	158,248
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	347,299
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	379,646
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	476,370
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	276,760
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	581,465
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	410,037
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	295,662	276,673
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (c) (d)	1,600,000	1,477,901
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (c) (d)	1,113,095	988,656
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (c) (d)	600,000	517,032
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	522,400	464,395
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	471,736
Foundation Finance Trust Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	500,000	513,303
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	545,000	490,817
GLS Auto Receivables Issuer Trust Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	1,000,000	952,030
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	508,777
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	298,084
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	296,514
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	493,852	488,715
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	493,851	491,036
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	687,084	609,155
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	659,734	535,053
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	354,000	358,921
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	343,014
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	467,347	399,187
HERO Funding Trust (Cayman Islands) Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	529,665	426,159
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	378,444	368,922
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	531,284	534,573
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	303,862	275,654
HINNT LLC Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	671,017	669,652
Home Partners of America Trust
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	336,045	314,053
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	487,465	406,190

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	353,493
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	500,000	433,690
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (d)	775,000	753,785
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (d)	92,898	91,876
Series 2020-AA, Class B, 3.21%, 8/21/2034 (d)	200,000	194,787
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	277,318
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	177,522
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	198,451
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	172,279
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	477,127	479,219
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	238,882	240,344
New Residential Mortgage Loan Trust Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	418,441
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	984,232	928,883
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	462,105	433,192
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	287,265	266,312
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	499,401	482,912
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	220,118	212,962
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	650,433
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	206,000	205,900
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,020,000	963,889
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	1,400,000	1,340,606
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	868,000	821,740
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	665,000	626,401
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	502,343
Pretium Mortgage Credit Partners LLC
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (d) (e)	421,043	407,891
Series 2021-RN1, Class A1, 1.99%, 2/25/2061 (d) (e)	160,102	156,801
Progress Residential
Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	98,289	90,759
Series 2021-SFR1, Class C, 1.56%, 4/17/2038 (d)	500,000	460,642
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	653,756
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,569	91,317
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (d)	450,000	436,902
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	418,443	360,689
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	417,025
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	731,739	643,669
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	1,048,000	926,024
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	199,194	190,544
PRPM LLC Series 2021-7, Class A1, 1.87%, 8/25/2026 (d) (e)	379,824	367,576
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	281,712
Renew (Cayman Islands)
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	280,416	242,607
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	907,799	867,027

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	784,687	758,268
Republic Finance Issuance Trust Series 2020-A, Class B, 3.54%, 11/20/2030 (d)	125,000	122,453
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	536,647
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	395,992
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	398,130
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	600,000	604,305
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	305,615
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	200,000	196,214
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	699,000	702,435
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	78,354	73,942
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	23,045	21,528
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	347,629	348,646
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	315,544	311,401
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (d)	350,000	347,669
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	441,849
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	259,649
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	286,692
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1, 1.87%, 8/25/2051 (d) (e)	443,864	429,557
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (d) (e)	61,279	59,510
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (e)	109,903	107,734
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (e)	117,703	116,152
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (e)	438,569	432,591
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	358,528
Total Asset-Backed Securities (Cost $52,881,720)		53,686,884
Corporate Bonds — 16.4%
Aerospace & Defense — 0.4%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	100,908
Boeing Co. (The) 3.38%, 6/15/2046	590,000	372,855
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110,000	108,845
5.40%, 7/31/2033	100,000	99,185
4.85%, 4/27/2035	115,000	108,375
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	105,450
RTX Corp. 3.03%, 3/15/2052	170,000	108,150
		1,003,768
Automobiles — 0.1%
General Motors Co. 5.95%, 4/1/2049	130,000	125,217
Banks — 3.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	175,197
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (d) (f)	500,000	496,492
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	441,053

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	412,467
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	355,000	352,667
(SOFR + 1.88%), 2.83%, 10/24/2051 (f)	225,000	141,603
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	439,670
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (d)	200,000	203,589
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	200,000	204,716
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042 (f)	200,000	144,869
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216,000	221,704
BNP Paribas SA (France) (SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	396,645
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	254,094
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	500,000	538,619
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	143,305
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	250,000	205,018
Credit Agricole SA (France) (SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	257,708
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	400,432
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	175,129
(SOFR + 2.39%), 6.25%, 3/9/2034 (f)	200,000	208,257
(SOFR + 2.65%), 6.33%, 3/9/2044 (f)	200,000	211,276
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200,000	201,148
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	203,086
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	202,003
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	230,000	218,847
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	480,320
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205,000	204,074
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	200,000	164,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (f)	200,000	208,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	214,000	214,017
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (f)	200,000	200,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (f)	355,000	354,379
Truist Financial Corp. (SOFR + 1.92%), 5.71%, 1/24/2035 (f)	115,000	114,269
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	100,000	99,851
Wells Fargo & Co.
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	325,964
(SOFR + 2.06%), 6.49%, 10/23/2034 (f)	265,000	281,860
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	175,000	173,484
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	185,000	157,909
		9,829,107

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	160,641
Molson Coors Beverage Co. 4.20%, 7/15/2046	105,000	84,241
		244,882
Biotechnology — 0.4%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	141,333
4.05%, 11/21/2039	300,000	258,863
4.25%, 11/21/2049	255,000	211,825
Amgen, Inc. 5.75%, 3/2/2063	225,000	221,540
Gilead Sciences, Inc. 2.60%, 10/1/2040	315,000	215,956
		1,049,517
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	106,312
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	100,000	105,807
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	110,000	114,657
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	118,471
Deutsche Bank AG (Germany)
(SOFR + 1.59%), 5.71%, 2/8/2028 (f)	600,000	598,816
5.41%, 5/10/2029	205,000	204,634
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	373,187
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	215,000	217,839
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	204,060
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	357,445
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	221,474
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	248,316
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	244,329
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	66,000	65,526
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (f)	200,000	200,356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	400,000	417,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (d) (f)	200,000	143,666
		3,730,405
Chemicals — 0.2%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	95,652
DuPont de Nemours, Inc. 5.32%, 11/15/2038	80,000	80,530
LYB International Finance III LLC 4.20%, 10/15/2049	240,000	183,834
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	85,000	75,232
		435,248
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	70,000	72,137

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	200,000	180,701
3.30%, 1/30/2032	530,000	451,435
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (d)	40,000	38,849
2.53%, 11/18/2027 (d)	300,000	267,741
5.75%, 11/15/2029 (d)	550,000	545,276
General Motors Financial Co., Inc. 5.95%, 4/4/2034	200,000	199,059
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.50%, 3/26/2031 (d)	500,000	507,682
		2,190,743
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	100,000	79,795
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	125,000	93,946
5.62%, 2/12/2054 (d)	110,000	107,720
Kroger Co. (The) 5.00%, 4/15/2042	95,000	87,390
		368,851
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	138,909
Simon Property Group LP 3.25%, 9/13/2049	85,000	57,155
WP Carey, Inc. 2.25%, 4/1/2033	100,000	76,122
		272,186
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
3.50%, 6/1/2041	145,000	110,657
3.55%, 9/15/2055	470,000	315,589
3.80%, 12/1/2057	240,000	167,086
Verizon Communications, Inc.
2.65%, 11/20/2040	130,000	89,550
3.55%, 3/22/2051	155,000	110,913
2.99%, 10/30/2056	290,000	176,858
		970,653
Electric Utilities — 1.9%
DTE Electric Co. 5.40%, 4/1/2053	70,000	68,365
Duke Energy Corp. 3.75%, 9/1/2046	270,000	198,528
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	80,772
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200,000	201,488
Emera US Finance LP (Canada) 4.75%, 6/15/2046	255,000	206,417
Entergy Arkansas LLC 5.75%, 6/1/2054	70,000	69,461
Entergy Mississippi LLC 5.85%, 6/1/2054	115,000	114,518
Entergy Texas, Inc. 5.80%, 9/1/2053	125,000	124,301
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	215,000	202,566
Fortis, Inc. (Canada) 3.06%, 10/4/2026	100,000	94,589
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	100,000	87,464
5.40%, 6/1/2033 (d)	200,000	196,940

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	65,000	49,405
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	101,307
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	120,000	111,600
5.55%, 3/15/2054	200,000	193,508
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (d)	60,000	57,537
Oncor Electric Delivery Co. LLC 4.95%, 9/15/2052	110,000	99,909
Pacific Gas and Electric Co.
6.40%, 6/15/2033	125,000	129,754
5.80%, 5/15/2034	285,000	284,314
4.45%, 4/15/2042	230,000	184,859
3.50%, 8/1/2050	255,000	168,181
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	100,131
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	97,463
Series K, 3.15%, 8/15/2051	135,000	86,504
Public Service Electric and Gas Co. 5.45%, 3/1/2054	150,000	147,254
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	145,000	145,249
Southern California Edison Co.
5.45%, 6/1/2031	180,000	180,600
6.00%, 1/15/2034	100,000	103,165
5.70%, 3/1/2053	110,000	107,452
5.75%, 4/15/2054	220,000	216,681
Union Electric Co. 4.00%, 4/1/2048	120,000	92,586
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	421,000	421,603
Xcel Energy, Inc. 4.80%, 9/15/2041	90,000	77,552
		4,802,023
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	60,000	56,054
Entertainment — 0.0% ^
Warnermedia Holdings, Inc. 5.14%, 3/15/2052	120,000	94,729
Financial Services — 0.2%
Fiserv, Inc. 4.40%, 7/1/2049	90,000	73,284
Global Payments, Inc.
5.30%, 8/15/2029	100,000	98,717
4.15%, 8/15/2049	120,000	90,363
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (f)	220,000	209,805
		472,169
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	100,000	85,078
Campbell Soup Co. 3.13%, 4/24/2050	65,000	42,006
J M Smucker Co. (The)
6.20%, 11/15/2033	80,000	83,572
6.50%, 11/15/2053	75,000	80,338
JBS USA Holding Lux SARL
3.75%, 12/1/2031	135,000	116,851

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
6.75%, 3/15/2034 (d)	100,000	105,065
4.38%, 2/2/2052	240,000	177,760
Kraft Heinz Foods Co. 4.38%, 6/1/2046	90,000	73,774
Tyson Foods, Inc. 5.70%, 3/15/2034	80,000	79,524
		843,968
Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 3/15/2049	90,000	71,504
Boston Gas Co. 4.49%, 2/15/2042 (d)	100,000	81,314
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	75,000	65,737
Southwest Gas Corp. 3.80%, 9/29/2046	65,000	47,477
		266,032
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 3.55%, 2/15/2050	100,000	72,890
CSX Corp. 3.35%, 9/15/2049	95,000	66,647
Norfolk Southern Corp. 4.05%, 8/15/2052	80,000	61,455
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	100,000	102,065
Union Pacific Corp. 4.10%, 9/15/2067	65,000	48,888
		351,945
Health Care Providers & Services — 0.5%
Aetna, Inc. 4.50%, 5/15/2042	100,000	83,653
Cigna Group (The) 3.40%, 3/15/2051	170,000	115,522
CVS Health Corp.
5.13%, 2/21/2030	114,000	112,103
5.05%, 3/25/2048	325,000	280,158
Elevance Health, Inc. 4.65%, 1/15/2043	100,000	88,373
HCA, Inc.
5.60%, 4/1/2034	200,000	198,273
4.63%, 3/15/2052	315,000	253,915
UnitedHealth Group, Inc. 3.25%, 5/15/2051	185,000	126,734
		1,258,731
Health Care REITs — 0.3%
Healthcare Realty Holdings LP 3.10%, 2/15/2030	500,000	434,150
Welltower OP LLC
3.10%, 1/15/2030	100,000	89,198
6.50%, 3/15/2041	100,000	107,272
		630,620
Independent Power and Renewable Electricity Producers — 0.4%
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	203,131
5.75%, 10/1/2041	455,000	442,534
6.50%, 10/1/2053	150,000	160,179
Southern Power Co. 5.15%, 9/15/2041	310,000	286,753
		1,092,597
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100,000	96,946

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Prologis LP 2.25%, 4/15/2030	100,000	85,337
Insurance — 0.4%
Aon North America, Inc. 5.75%, 3/1/2054	130,000	127,848
Arthur J Gallagher & Co. 5.75%, 7/15/2054	50,000	48,583
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	110,000	84,557
CNA Financial Corp. 5.13%, 2/15/2034	100,000	95,656
F&G Annuities & Life, Inc. 6.50%, 6/4/2029 (b)	320,000	319,492
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (d)	80,000	58,216
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	150,000	150,585
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	89,063
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	50,000	44,531
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (d)	75,000	60,319
		1,078,850
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	125,000	126,654
Media — 0.6%
Charter Communications Operating LLC
3.50%, 3/1/2042	200,000	132,985
4.80%, 3/1/2050	335,000	247,028
Comcast Corp.
5.30%, 6/1/2034	500,000	499,609
4.20%, 8/15/2034	250,000	227,906
3.25%, 11/1/2039	210,000	160,539
4.00%, 11/1/2049	135,000	104,756
Discovery Communications LLC 3.63%, 5/15/2030	150,000	131,991
Paramount Global 5.85%, 9/1/2043	80,000	65,233
		1,570,047
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	100,000	98,238
Newmont Corp.
3.25%, 5/13/2030 (d)	100,000	89,582
5.75%, 11/15/2041 (d)	100,000	100,203
Steel Dynamics, Inc. 3.25%, 10/15/2050	85,000	55,444
		343,467
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	70,000	69,901
Consumers Energy Co. 3.25%, 8/15/2046	80,000	58,288
Dominion Energy, Inc. Series C, 4.90%, 8/1/2041	110,000	97,310
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	88,662
San Diego Gas & Electric Co. 3.95%, 11/15/2041	55,000	43,914
Southern Co. Gas Capital Corp. 4.40%, 6/1/2043	140,000	115,066
		473,141
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60,000	57,517

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.1%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (d)	150,000	145,541
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	70,000	69,414
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (d)	100,000	101,471
ConocoPhillips Co. 5.30%, 5/15/2053	85,000	80,631
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	190,000	188,856
Energy Transfer LP 6.50%, 2/1/2042	260,000	269,938
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	68,293
3.45%, 4/15/2051	95,000	68,554
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (d)	100,000	82,246
Kinder Morgan, Inc. 5.00%, 2/1/2029	115,000	113,278
Marathon Petroleum Corp. 6.50%, 3/1/2041	70,000	73,756
MPLX LP 5.50%, 6/1/2034	280,000	273,867
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	97,402
3.25%, 7/15/2031 (d)	100,000	84,938
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20,000	19,609
Ovintiv, Inc. 6.50%, 2/1/2038	235,000	241,045
Phillips 66 Co. 4.90%, 10/1/2046	125,000	110,121
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	382,252
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	84,824
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	270,000	244,165
		2,800,201
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.
5.55%, 2/22/2054	120,000	118,148
5.65%, 2/22/2064	180,000	175,890
Eli Lilly & Co. 5.00%, 2/9/2054	130,000	123,380
Merck & Co., Inc. 5.15%, 5/17/2063	125,000	118,019
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	200,000	146,595
		682,032
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	100,000	78,555
5.50%, 4/1/2034	40,000	39,301
UDR, Inc. 3.10%, 11/1/2034	100,000	80,094
		197,950
Retail REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/2033	100,000	99,563
5.50%, 6/15/2034	70,000	69,057
Realty Income Corp. 4.85%, 3/15/2030	100,000	97,724
		266,344
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
2.45%, 2/15/2031 (d)	150,000	125,401

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.50%, 2/15/2041 (d)	410,000	312,627
Foundry JV Holdco LLC 6.15%, 1/25/2032 (d)	330,000	336,296
Intel Corp. 5.70%, 2/10/2053	110,000	107,615
KLA Corp. 3.30%, 3/1/2050	95,000	66,705
NXP BV (China)
5.00%, 1/15/2033	100,000	96,849
3.25%, 5/11/2041	180,000	130,558
QUALCOMM, Inc. 4.50%, 5/20/2052	75,000	64,629
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	88,550
		1,329,230
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	70,000	69,838
Oracle Corp.
4.90%, 2/6/2033	100,000	96,648
3.65%, 3/25/2041	215,000	164,785
3.60%, 4/1/2050	240,000	166,953
		498,224
Specialized REITs — 0.1%
Crown Castle, Inc. 4.00%, 3/1/2027	100,000	96,262
Extra Space Storage LP 5.90%, 1/15/2031	80,000	81,429
		177,691
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 4.10%, 8/8/2062	260,000	208,537
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	89,209
4.39%, 8/15/2037	130,000	109,670
		198,879
Water Utilities — 0.1%
American Water Capital Corp. 5.45%, 3/1/2054	200,000	193,067
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	185,891
3.00%, 2/15/2041	595,000	426,948
5.50%, 1/15/2055	79,000	75,714
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	115,000	100,221
		788,774
Total Corporate Bonds (Cost $40,616,525)		41,546,589
Collateralized Mortgage Obligations — 7.2%
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (d) (e)	451,328	443,810
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	281,401	252,229
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,238,082	1,107,024
Series 2019-1, Class MA, 3.50%, 7/25/2058	879,197	818,157

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2019-1, Class MT, 3.50%, 7/25/2058	507,650	441,846
Series 2019-2, Class HT, 3.00%, 8/25/2058	596,465	506,848
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	287,953	267,837
Series 5073, Class GA, 1.50%, 8/25/2044	1,092,684	884,318
Series 5027, Class JA, 2.00%, 10/25/2044	159,462	139,908
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	841,025
Series 4585, Class DA, 3.00%, 6/15/2045	267,504	243,382
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	414,603
Series 4710, Class JE, 2.75%, 6/15/2047	579,756	519,472
Series 4994, Class LI, IO, 4.00%, 12/25/2048	172,388	33,239
Series 4913, Class UA, 3.00%, 3/15/2049	852,594	735,646
Series 4896, Class CG, 3.50%, 4/15/2049	340,683	310,599
Series 5141, Class PA, 1.00%, 4/25/2050	337,506	267,295
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	261,836	220,761
Series 326, Class 350, 3.50%, 3/15/2044	534,027	481,132
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	265,000	245,740
Series 2012-124, Class PA, 2.50%, 7/25/2042	117,453	104,826
Series 2012-130, Class DC, 3.00%, 12/25/2042	331,416	290,714
Series 2017-87, Class EA, 3.00%, 4/25/2044	275,588	243,218
Series 2019-60, Class DA, 2.50%, 3/25/2049	202,982	173,981
Series 2019-12, Class BA, 3.00%, 4/25/2049	295,256	252,165
Series 2020-54, Class UB, 5.00%, 7/25/2050	149,449	143,496
Series 2020-70, Class AD, 1.50%, 10/25/2050	334,823	256,427
Series 2021-27, Class EC, 1.50%, 5/25/2051	157,320	122,952
GNMA
Series 2012-13, Class FQ, 5.75%, 1/20/2038 (c)	353,069	346,273
Series 2019-83, Class YA, 4.77%, 6/20/2040 (c)	175,760	172,267
Series 2013-91, Class WA, 4.43%, 4/20/2043 (c)	244,034	227,205
Series 2021-50, Class LD, 1.50%, 1/20/2048	972,294	786,460
Series 2020-65, Class KC, 1.00%, 5/20/2050	493,756	371,844
Series 2022-34, Class PN, 3.00%, 2/20/2052	1,034,971	926,739
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	480,000	483,479
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025 (d) (e)	563,082	562,295
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	181,364	173,390
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	178,719	170,683
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	392,416	373,881
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,154,524	962,551
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	573,662	540,281
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,501,263	1,374,534
Total Collateralized Mortgage Obligations (Cost $17,926,999)		18,234,532
Commercial Mortgage-Backed Securities — 6.4%
BAMLL Re-REMIC Trust Series 2024-FRR3, Class B, 1.51%, 1/27/2050 (c) (d)	851,000	738,901
Banc of America Re-Remic Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	646,094

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BB-UBS Trust Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (d)	465,000	438,669
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	1,095,000	968,441
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	705,000	605,330
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (c)	5,000,000	248,263
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	315,202
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	854,046
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	482,130
FNMA ACES
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (c)	216,550	207,117
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (c)	27,000	20,895
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (c)	496,455	483,817
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (c)	794,798	781,452
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.04%, 7/25/2027 (c) (d)	1,160,000	1,106,789
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (d)	570,000	508,199
Series 2018-K154, Class B, 4.02%, 11/25/2032 (c) (d)	610,000	510,228
Series 2018-K155, Class B, 4.17%, 4/25/2033 (c) (d)	580,000	487,848
Series 2015-K46, Class C, 3.70%, 4/25/2048 (c) (d)	316,000	308,731
Series 2015-K49, Class B, 3.72%, 10/25/2048 (c) (d)	500,000	487,506
Series 2017-K64, Class B, 4.00%, 5/25/2050 (c) (d)	1,155,000	1,103,181
Series 2018-K80, Class B, 4.23%, 8/25/2050 (c) (d)	125,000	117,629
Series 2017-K71, Class B, 3.75%, 11/25/2050 (c) (d)	100,000	93,925
Series 2018-K79, Class C, 4.21%, 7/25/2051 (c) (d)	145,000	135,867
Series 2019-K90, Class C, 4.32%, 2/25/2052 (c) (d)	500,000	468,463
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK41, PO, 10/27/2047 ‡ (d)	250,000	241,102
Series 2022-FRR3, Class CK41, PO, 10/27/2047 ‡ (d)	100,000	96,214
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 ‡ (c) (d)	500,000	468,589
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	455,878
Series 2021-FRR2, Class AK44, 1.93%, 9/27/2051 ‡ (c) (d)	1,000,000	964,725
GAM Re-REMIC TRUST Series 2021-FRR2, Class BK49, 2.29%, 9/27/2051 ‡ (c) (d)	300,000	281,059
GNMA
Series 2017-76, Class B, 2.60%, 12/16/2056	649,268	460,146
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	391,436
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.16%, 8/27/2047 (c) (d)	500,000	492,519
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	178,098
Total Commercial Mortgage-Backed Securities (Cost $15,879,912)		16,148,489
Foreign Government Securities — 0.1%
United Mexican States 6.34%, 5/4/2053 (Cost $217,443)	230,000	219,578

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (g) (h) (Cost $12,578,019)	12,578,019	12,578,019
Total Investments — 103.0% (Cost $257,651,666)		260,824,915
Liabilities in Excess of Other Assets — (3.0)%		(7,505,482)
NET ASSETS — 100.0%		253,319,433

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2024.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	27	09/19/2024	USD	3,315,094	(47,098)
U.S. Treasury 2 Year Note	18	09/30/2024	USD	3,668,625	2,949
U.S. Treasury 5 Year Note	37	09/30/2024	USD	3,920,266	5,129
					(39,020)

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$46,507,525	$7,179,359	$53,686,884
Collateralized Mortgage Obligations	—	18,234,532	—	18,234,532
Commercial Mortgage-Backed Securities	—	12,994,828	3,153,661	16,148,489
Corporate Bonds	—	41,546,589	—	41,546,589
Foreign Government Securities	—	219,578	—	219,578
Mortgage-Backed Securities	—	57,915,539	—	57,915,539
U.S. Treasury Obligations	—	60,495,285	—	60,495,285
Short-Term Investments
Investment Companies	12,578,019	—	—	12,578,019
Total Investments in Securities	$12,578,019	$237,913,876	$10,333,020	$260,824,915
Appreciation in Other Financial Instruments
Futures Contracts	$8,078	$—	$—	$8,078
Depreciation in Other Financial Instruments
Futures Contracts	(47,098)	—	—	(47,098)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(39,020)	$—	$—	$(39,020)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$5,123,870	$—	$(42,202)	$4,145	$1,480,850	$(367,298)	$979,994	$—	$7,179,359
Commercial Mortgage-Backed Securities	2,094,670	—	85,248	3,999	969,744	—	—	—	3,153,661
Total	$7,218,540	$—	$43,046	$8,144	$2,450,594	$(367,298)	$979,994	$—	$10,333,020

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $43,046.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,718,796	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.36%)
			Yield (Discount Rate of Cash Flows)	6.13% - 8.97% (6.95%)
Asset-Backed Securities	5,718,796

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$5,718,796

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $4,614,224. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$20,630,652	$22,685,852	$30,738,485	$—	$—	$12,578,019	12,578,019	$199,047	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.